Consolidated Balance Sheets - CAD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 249	$ 370
Accounts receivable and other current assets (Note 6)		1,369	1,297
Prepaid expenses		102	88
Inventories (Note 7)		422	394
Regulatory assets (Note 8)		470	425
Total current assets		2,612	2,574
Other assets (Note 9)		670	620
Regulatory assets (Note 8)		3,118	2,958
Property, plant and equipment, net (Note 10)		35,998	33,988
Intangible assets, net (Note 11)		1,291	1,260
Goodwill (Note 12)		11,792	12,004
Total assets		55,481	53,404
Current liabilities
Short-term borrowings (Note 14)		132	512
Accounts payable and other current liabilities (Note 13)		2,321	2,402
Regulatory liabilities (Note 8)		441	572
Current installments of long-term debt (Note 14)		1,254	690
Total current liabilities		4,148	4,176
Other liabilities (Note 16)		1,599	1,446
Regulatory liabilities (Note 8)		2,662	2,786
Deferred income taxes (Note 24)		3,344	2,969
Long-term debt (Note 14)		23,113	21,501
Finance leases (Note 15)		331	413
Total liabilities		35,197	33,291
Commitments and contingencies (Note 28)
Equity
Common shares (Note 17)	[1]	13,819	13,645
Preference shares (Note 19)		1,623	1,623
Additional paid-in capital		11	11
Accumulated other comprehensive income (Note 20)		34	336
Retained earnings		3,210	2,916
Shareholders' equity		18,697	18,531
Non-controlling interests		1,587	1,582
Total equity		20,284	20,113
Total liabilities and equity		$ 55,481	$ 53,404

[1]	(1) No par value. Unlimited authorized shares. 466.8 million and 463.3 million issued and outstanding as at December 31, 2020 and 2019, respectively